Segment information	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
Segment information	Segment informationThe Company is managed and operated as one business. A single management team that reports to the chief executive officer comprehensively manages the entire business. Accordingly, the Company views its business and manages its operations as one operating segment.